SHARE CAPITAL (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 1,885	$ 1,559
Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	939	693
Selling and Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	499	449
Customer Support and Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	223	152
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 224	$ 265